UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners

Global High Yield Bond Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with the preservation of capital.

Fund name change

During the fourth quarter of 2009, it is expected that the Fund’s name will change to Legg Mason Western Asset Global High Yield Bond Fund. There will be no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Global High Yield Bond Fund	I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For

II	Legg Mason Partners Global High Yield Bond Fund

the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 1.90%.

The high-yield bond market produced outstanding results over the six months ended June 30, 2009. After generating poor results in 2008, the asset class posted positive returns during five of the six months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended June 30, 2009, the Citigroup High Yield Market Indexv returned 28.60%.

Emerging market debt prices rallied sharply — posting positive returns during five of the six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended June 30, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 14.56%.

Performance review

For the six months ended June 30, 2009, Class A shares of Legg Mason Partners Global High Yield Bond Fund, excluding sales charges, returned 28.10%. The Fund’s new unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)vii, and its former unmanaged benchmark, Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned 30.08% and 30.92%, respectively, over the same time frame. The Lipper High Current Yield Funds Category Average1 returned 22.47% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 473 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Global High Yield Bond Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Global High Yield Bond Fund — Class A Shares	28.10%
Barclays Capital Global High Yield Index (Hedged)	30.08%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	30.92%
Lipper High Current Yield Funds Category Average[1]	22.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned 27.93%, Class C shares returned 27.83% and Class I shares returned 28.35% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
The 30-Day SEC Yields for the period ended June 30, 2009 for Class A, B, C and I shares were 11.63%, 11.61%, 11.68% and 12.50%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.30%, 1.72%, 1.69% and 0.86%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 473 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners Global High Yield Bond Fund

website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Global High Yield Bond Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

[v]i

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii

The Barclays Capital (formerly Lehman Brothers) Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

viii

The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI	Legg Mason Partners Global High Yield Bond Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	28.10%	$1,000.00	$1,281.00	1.23%	$6.96
Class B	27.93	1,000.00	1,279.30	1.73	9.78
Class C	27.83	1,000.00	1,278.30	1.68	9.49
Class I	28.35	1,000.00	1,283.50	0.85	4.81

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,018.70	1.23%	$6.16
Class B	5.00	1,000.00	1,016.22	1.73	8.65
Class C	5.00	1,000.00	1,016.46	1.68	8.40
Class I	5.00	1,000.00	1,020.58	0.85	4.26

[1]	For the six months ended June 30, 2009.

[2]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

CORPORATE BONDS & NOTES — 88.5%
CONSUMER DISCRETIONARY — 17.1%
		Auto Components — 0.7%
2,260,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$1,593,300
3,068,000	EUR	Europcar Groupe SA, Senior Secured Subordinated Bonds, 4.781% due 5/15/13(a)(c)	2,538,966
540,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	180,900
		Visteon Corp., Senior Notes:
651,000		8.250% due 8/1/10(d)	22,785
5,665,000		12.250% due 12/31/16(a)(d)	226,600
		Total Auto Components	4,562,551
		Automobiles — 0.2%
		General Motors Corp.:
3,170,000		Notes, 7.200% due 1/15/11(d)	412,100
8,110,000		Senior Debentures, 8.375% due 7/15/33(d)	1,074,575
		Total Automobiles	1,486,675
		Diversified Consumer Services — 0.8%
4,205,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	4,131,412
		Service Corp. International, Senior Notes:
555,000		7.625% due 10/1/18	517,538
1,255,000		7.500% due 4/1/27	991,450
		Total Diversified Consumer Services	5,640,400
		Hotels, Restaurants & Leisure — 4.9%
1,720,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14(a)	1,763,000
		Boyd Gaming Corp., Senior Subordinated Notes:
285,000		6.750% due 4/15/14	232,275
780,000		7.125% due 2/1/16	582,075
4,285,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	3,577,975
512,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	294,400
2,375,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,315,625
2,000,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	1,090,000
		El Pollo Loco Inc.:
2,960,000		Senior Notes, 11.750% due 11/15/13	2,382,800
890,000		Senior Secured Notes, 11.750% due 12/1/12(a)	916,700
3,820,000		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17(a)	3,629,000

See Notes to Financial Statements.

4	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Hotels, Restaurants & Leisure — 4.9% continued
2,650,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	$2,067,000
4,855,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(d)	1,966,275
		MGM MIRAGE Inc.:
1,785,000		Notes, 6.750% due 9/1/12	1,276,275
100,000		Senior Notes, 8.500% due 9/15/10	91,250
		Senior Secured Notes:
270,000		10.375% due 5/15/14(a)	281,475
645,000		11.125% due 11/15/17(a)	686,925
2,050,000		Senior Subordinated Notes, 8.375% due 2/1/11	1,650,250
2,155,000		Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	2,106,512
1,545,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	950,175
1,285,000		Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14(a)(c)	623,225
		Station Casinos Inc., Senior Notes:
1,295,000		6.000% due 4/1/12(d)(e)	453,250
3,765,000		7.750% due 8/15/16(d)(e)	1,317,750
655,000		Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)	614,063
1,235,000		Wendy’s/Arby’s Restaurants LLC, Senior Notes, 10.000% due 7/15/16(a)	1,187,144
		Total Hotels, Restaurants & Leisure	32,055,419
		Household Durables — 1.2%
1,515,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,318,050
3,230,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,213,850
3,665,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	3,445,100
		Total Household Durables	7,977,000
		Leisure Equipment & Products — 0.5%
2,423,000	EUR	Carlson Wagonlit BV, Senior Notes, 7.115% due 5/1/15(a)(c)	1,648,332
900,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12(a)	1,003,596
600,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(a)	600,000
		Total Leisure Equipment & Products	3,251,928

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Media — 6.3%
		Affinion Group Inc.:
		Senior Notes:
1,945,000		10.125% due 10/15/13(a)	$1,808,850
515,000		10.125% due 10/15/13	478,950
5,121,000		Senior Subordinated Notes, 11.500% due 10/15/15	4,404,060
510,000		AMC Entertainment Inc., Senior Notes, 8.750% due 6/1/19(a)	481,950
8,693,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(d)(e)	1,086,625
1,699,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(d)(e)	1,792,445
3,315,000		Cengage Learning Acquisitions Inc., Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15(a)	2,436,525
1,010,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(d)(e)	15,150
1,050,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(d)(e)	8,400
4,760,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)(d)(e)	4,950,400
39,000		CMP Susquehanna Corp., 4.774% due 5/15/14(a)(c)(f)	16,575
		CSC Holdings Inc., Senior Notes:
1,155,000		6.750% due 4/15/12	1,120,350
1,870,000		8.500% due 6/15/15(a)	1,846,625
2,230,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	2,246,725
		DISH DBS Corp., Senior Notes:
150,000		7.000% due 10/1/13	143,250
1,370,000		6.625% due 10/1/14	1,267,250
30,000		7.750% due 5/31/15	28,725
		Globo Communicacoes e Participacoes SA:
2,665,000		Bonds, 7.250% due 4/26/22(a)	2,611,700
120,000		Senior Bonds, 7.250% due 4/26/22(a)	117,600
3,960,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16(d)	123,750
1,050,000	EUR	ITV PLC, 10.000% due 6/30/14	1,444,981
1,280,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	1,849,254
1,061,755		Media Nusantara Citra BV, Senior Secured Notes, 10.750% due 9/12/11	860,356
130,000		R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13(d)	7,312
1,825,000		Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,209,063

See Notes to Financial Statements.

6	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Media — 6.3% continued
		Univision Communications Inc.:
1,020,000		Senior Notes, 7.850% due 7/15/11	$1,009,800
3,380,000		Senior Secured Notes, 12.000% due 7/1/14(a)	3,337,750
		UPC Holding BV, Senior Notes:
2,500,000	EUR	8.000% due 11/1/16(a)	2,963,099
835,000		9.875% due 4/15/18(a)	798,469
		Virgin Media Finance PLC, Senior Notes:
520,000		9.125% due 8/15/16	503,100
205,000		9.500% due 8/15/16	202,950
		Total Media	41,172,039
		Multiline Retail — 1.0%
		Dollar General Corp.:
1,395,000		Senior Notes, 10.625% due 7/15/15	1,513,575
25,000		Senior Subordinated Notes, 11.875% due 7/15/17(b)	27,125
		Neiman Marcus Group Inc.:
5,132,118		Senior Notes, 9.000% due 10/15/15(b)	3,053,610
20,000		Senior Secured Notes, 7.125% due 6/1/28	12,200
1,800,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	1,821,161
		Total Multiline Retail	6,427,671
		Specialty Retail — 1.0%
2,900,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,406,500
3,550,000	EUR	Edcon Proprietary Ltd., Senior Notes, 4.527% due 6/15/14(a)(c)	2,912,954
700,000		Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	703,500
1,479,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07(d)(e)(f)	0
205,000		Limited Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	196,729
1,708,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	1,443,260
		Total Specialty Retail	6,662,943
		Textiles, Apparel & Luxury Goods — 0.5%
3,135,000		Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15(a)	3,119,325
		TOTAL CONSUMER DISCRETIONARY	112,355,951
CONSUMER STAPLES — 2.2%
		Food Products — 0.9%
1,900,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11(a)	1,771,870
		Dole Food Co. Inc., Senior Notes:
2,005,000		7.250% due 6/15/10	1,984,950

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Food Products — 0.9% continued
1,856,000	8.875% due 3/15/11	$1,818,880
60,000	13.875% due 3/15/14(a)	66,300
	Total Food Products	5,642,000
	Household Products — 0.5%
890,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	836,600
2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,325,563
	Total Household Products	3,162,163
	Tobacco — 0.8%
	Alliance One International Inc., Senior Notes:
1,875,000	8.500% due 5/15/12	1,860,937
990,000	11.000% due 5/15/12	1,039,500
2,770,000	10.000% due 7/15/16(a)	2,638,425
	Total Tobacco	5,538,862
	TOTAL CONSUMER STAPLES	14,343,025
ENERGY — 11.9%
	Energy Equipment & Services — 0.7%
900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	774,000
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	662,400
2,095,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,859,312
1,330,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,309,827
	Total Energy Equipment & Services	4,605,539
	Oil, Gas & Consumable Fuels — 11.2%
2,740,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,890,600
7,042,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,739,230
1,520,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	1,542,800
	Chesapeake Energy Corp., Senior Notes:
670,000	6.375% due 6/15/15	599,650
65,000	6.625% due 1/15/16	57,363
1,395,000	6.250% due 1/15/18	1,164,825
4,255,000	7.250% due 12/15/18	3,723,125
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,014,750
765,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16(a)	766,912
5,801,365	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10(a)(b)(c)	3,393,799
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06(d)(e)(f)	0

See Notes to Financial Statements.

8	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 11.2% continued
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06(d)(e)(f)	$0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	237,279
3,240,000	7.800% due 8/1/31	2,659,097
1,000,000	7.750% due 1/15/32	819,021
635,000	Notes, 7.875% due 6/15/12	626,040
435,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	430,650
	Enterprise Products Operating LLP:
2,250,000	Junior Subordinated Notes, 8.375% due 8/1/66(c)	1,813,495
815,000	Subordinated Notes, 7.034% due 1/15/68(c)	601,939
4,610,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,494,750
1,990,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	1,965,125
1,000,000	Indo Integrated Energy BV, Senior Subordinated Notes, 8.500% due 6/1/12	941,721
3,795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,694,450
1,630,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13(a)	1,525,647
1,450,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17(a)	1,297,750
1,720,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	1,496,400
	OPTI Canada Inc., Senior Secured Notes:
1,025,000	7.875% due 12/15/14	668,813
1,050,000	8.250% due 12/15/14	698,250
2,175,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	1,576,875
950,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	945,250
	Petrohawk Energy Corp., Senior Notes:
1,760,000	9.125% due 7/15/13	1,760,000
610,000	7.875% due 6/1/15	567,300
	Petroplus Finance Ltd., Senior Notes:
1,215,000	6.750% due 5/1/14(a)	1,050,975
390,000	7.000% due 5/1/17(a)	325,650
1,735,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	1,791,387
	Quicksilver Resources Inc., Senior Notes:
1,880,000	8.250% due 8/1/15	1,682,600
510,000	11.750% due 1/1/16	530,400
9,500,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15(b)	8,573,750

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 11.2% continued
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(d)(e)	$254,700
345,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	332,925
1,221,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	775,335
550,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	468,875
900,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	897,750
310,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	326,275
2,450,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(d)	297,063
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	1,914,250
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,650,000	7.250% due 5/1/12	1,588,125
2,155,000	7.000% due 2/1/14	2,009,537
2,995,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	3,017,385
	Total Oil, Gas & Consumable Fuels	73,549,888
	TOTAL ENERGY	78,155,427
FINANCIALS — 13.3%
	Capital Markets — 0.3%
1,905,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(d)	290,512
1,820,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(a)	1,883,700
	Total Capital Markets	2,174,212
	Commercial Banks — 2.7%
2,900,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(c)	2,268,371
1,930,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19(a)(c)(g)	2,152,566
	Royal Bank of Scotland Group PLC:
440,000	Subordinated Bonds, 5.050% due 1/8/15	345,286
1,015,000	Subordinated Notes, 5.000% due 11/12/13	836,791
	RSHB Capital, Loan Participation Notes:
1,170,000	Notes, 9.000% due 6/11/14(a)	1,187,550
1,960,000	Secured Notes, 7.125% due 1/14/14(a)	1,869,409
330,000	Senior Notes, 6.299% due 5/15/17(a)	288,750
	Senior Secured Notes:
1,890,000	7.175% due 5/16/13(a)	1,828,575
4,855,000	6.299% due 5/15/17(a)	4,199,575
2,325,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(c)(g)	1,931,226
705,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(c)(g)	682,664
	Total Commercial Banks	17,590,763

See Notes to Financial Statements.

10	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Consumer Finance — 4.9%
		FMG Finance Pty Ltd.:
1,100,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13(a)	$1,411,768
3,015,000		Senior Secured Notes, 10.625% due 9/1/16(a)	2,909,475
		Ford Motor Credit Co., Senior Notes:
845,000		3.889% due 1/13/12(c)	654,875
18,075,000		12.000% due 5/15/15	16,920,062
2,180,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	2,843,733
		GMAC LLC:
		Senior Notes:
2,920,000		6.500% due 10/15/09(a)	2,902,051
5,612,000		8.000% due 11/1/31(a)	3,984,520
337,000		Subordinated Notes, 8.000% due 12/31/18(a)	217,365
		Total Consumer Finance	31,843,849
		Diversified Financial Services — 3.7%
1,851,316	EUR	Boats Investments (Netherlands) BV, Secured Notes, 8.645% due 12/15/15(b)(c)(f)	571,285
2,260,000		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	1,570,700
		CIT Group Inc., Senior Notes:
670,000		4.125% due 11/3/09	635,154
2,415,000		0.759% due 3/12/10(c)	2,057,280
		Fresenius U.S. Finance II Inc., Senior Notes:
171,000	EUR	8.750% due 7/15/15(a)	257,842
2,410,000		9.000% due 7/15/15(a)	2,524,475
1,000,000		Galaxy Entertainment Finance Co. Ltd., Senior Notes, 6.218% due 12/15/10(a)(c)	915,000
2,285,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(c)(g)	2,005,156
1,000,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	784,014
		Leucadia National Corp., Senior Notes:
2,070,000		8.125% due 9/15/15	1,883,700
770,000		7.125% due 3/15/17	629,475
1,050,000		Matahari Finance BV, Senior Bonds, 9.500% due 10/6/09(f)	1,039,500
		TNK-BP Finance SA, Senior Notes:
4,690,000		7.500% due 7/18/16(a)	4,127,200
190,000		7.500% due 7/18/16(a)	162,925
692,000		7.875% due 3/13/18(a)	574,360
1,245,000		Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.504% due 10/1/15	1,220,100

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Diversified Financial Services — 3.7% continued
3,470,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$3,339,875
	Total Diversified Financial Services	24,298,041
	Insurance — 0.5%
	American International Group Inc.:
3,870,000	Junior Subordinated Debentures, 8.175% due 5/15/58(a)(c)	1,105,071
	Senior Notes:
1,825,000	5.450% due 5/18/17	961,903
515,000	8.250% due 8/15/18(a)	303,479
1,205,000	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	978,436
	Total Insurance	3,348,889
	Real Estate Investment Trusts (REITs) — 0.5%
140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	88,900
530,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	461,100
3,335,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	3,004,625
	Total Real Estate Investment Trusts (REITs)	3,554,625
	Real Estate Management & Development — 0.6%
1,000,000	Agile Property Holdings Ltd., Senior Bonds, 9.000% due 9/22/13(a)	910,735
1,133,600	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 16.209% due 6/30/15(a)(e)(f)	425,100
	Realogy Corp.:
3,550,000	Senior Notes, 10.500% due 4/15/14	1,553,125
3,305,000	Senior Subordinated Notes, 12.375% due 4/15/15	941,925
311,133	Senior Toggle Notes, 11.750% due 4/15/14(b)	99,562
	Total Real Estate Management & Development	3,930,447
	Thrifts & Mortgage Finance — 0.1%
500,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	405,000
	TOTAL FINANCIALS	87,145,826
HEALTH CARE — 6.1%
	Health Care Equipment & Supplies — 0.5%
3,810,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17(b)	3,705,225
	Health Care Providers & Services — 5.6%
5,005,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	3,378,375
	DaVita Inc.:
3,000,000	Senior Notes, 6.625% due 3/15/13	2,842,500

See Notes to Financial Statements.

12	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Health Care Providers & Services — 5.6% continued
1,975,000		Senior Subordinated Notes, 7.250% due 3/15/15	$1,866,375
		HCA Inc.:
2,420,000		Debentures, 7.500% due 12/15/23	1,588,420
7,689,000		Senior Secured Notes, 9.625% due 11/15/16(b)	7,631,332
4,130,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,068,050
		Tenet Healthcare Corp., Senior Notes:
630,000		7.375% due 2/1/13	570,150
2,327,000		9.000% due 5/1/15(a)	2,356,088
4,187,000		10.000% due 5/1/18(a)	4,417,285
		Universal Hospital Services Inc., Senior Secured Notes:
1,015,000		4.635% due 6/1/15(c)	822,150
970,000		8.500% due 6/1/15(b)	919,075
		US Oncology Holdings Inc.:
5,400,000		Senior Notes, 7.654% due 3/15/12(b)(c)	4,576,500
1,575,000		Senior Secured Notes, 9.125% due 8/15/17(a)	1,571,062
		Total Health Care Providers & Services	36,607,362
		Pharmaceuticals — 0.0%
8,815,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(e)	44,075
		TOTAL HEALTH CARE	40,356,662
INDUSTRIALS — 9.4%
		Aerospace & Defense — 1.1%
1,400,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16(a)	1,688,791
		Hawker Beechcraft Acquisition Co., Senior Notes:
265,000		8.500% due 4/1/15	137,800
7,439,000		8.875% due 4/1/15(b)	3,161,575
		L-3 Communications Corp., Senior Subordinated Notes:
770,000		5.875% due 1/15/15	687,225
1,765,000		6.375% due 10/15/15	1,610,562
		Total Aerospace & Defense	7,285,953
		Air Freight & Logistics — 0.2%
1,150,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17(a)	1,161,500
		Airlines — 1.0%
1,595,000		Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,148,400
6,750,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	3,948,750
1,788,260		Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14	1,189,193
		Total Airlines	6,286,343

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Building Products — 1.1%
1,500,000		Asia Aluminum Holdings Ltd., Senior Secured Bonds, 8.000% due 12/23/11(a)(d)	$219,375
		Associated Materials Inc.:
2,265,000		Senior Discount Notes, 11.250% due 3/1/14	1,007,925
3,685,000		Senior Subordinated Notes, 9.750% due 4/15/12	3,242,800
2,330,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	1,881,475
4,445,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.362% due 3/1/14	377,825
430,000		Owens Corning Inc., Subordinated Notes, 9.000% due 6/15/19	417,759
		Total Building Products	7,147,159
		Commercial Services & Supplies — 2.6%
6,561,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	6,331,365
1,690,000		Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,563,250
875,000	EUR	ISS Global A/S, Euro Medium-Term Notes, 4.750% due 9/18/10	1,215,046
		RSC Equipment Rental Inc.:
4,090,000		Senior Notes, 9.500% due 12/1/14	3,302,675
1,690,000		Senior Secured Notes, 10.000% due 7/15/17(a)(f)	1,690,000
		US Investigations Services Inc., Senior Subordinated Notes:
310,000		10.500% due 11/1/15(a)	254,200
3,695,000		11.750% due 5/1/16(a)	2,863,625
		Total Commercial Services & Supplies	17,220,161
		Construction & Engineering — 0.2%
1,250,000		Odebrecht Finance Ltd., Senior Notes, 7.500% due 10/18/17(a)	1,246,875
		Machinery — 0.3%
1,420,000		American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,246,050
		Terex Corp.:
385,000		Senior Notes, 10.875% due 6/1/16	386,925
470,000		Senior Subordinated Notes, 8.000% due 11/15/17	363,663
		Total Machinery	1,996,638
		Road & Rail — 1.8%
450,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	402,750
		Kansas City Southern de Mexico, Senior Notes:
4,746,000		9.375% due 5/1/12	4,532,430
1,030,000		7.625% due 12/1/13	890,950
1,105,000		7.375% due 6/1/14	933,725
470,000		12.500% due 4/1/16(a)	479,400
180,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	198,900

See Notes to Financial Statements.

14	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Road & Rail — 1.8% continued
4,815,000		RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(a)	$4,670,550
		Total Road & Rail	12,108,705
		Trading Companies & Distributors — 0.8%
1,745,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	1,487,612
505,000		Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15(a)	433,038
2,340,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,889,550
4,320,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(e)	1,576,800
		Total Trading Companies & Distributors	5,387,000
		Transportation Infrastructure — 0.3%
		Swift Transportation Co., Senior Secured Notes:
2,175,000		8.633% due 5/15/15(a)(c)	728,625
3,450,000		12.500% due 5/15/17(a)	1,224,750
		Total Transportation Infrastructure	1,953,375
		TOTAL INDUSTRIALS	61,793,709
INFORMATION TECHNOLOGY — 1.2%
		IT Services — 0.5%
2,300,000		Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)	1,670,375
2,160,000		First Data Corp., Senior Notes, 9.875% due 9/24/15(a)	1,544,400
		Total IT Services	3,214,775
		Semiconductors & Semiconductor Equipment — 0.6%
		Freescale Semiconductor Inc.:
		Senior Notes:
1,480,000		8.875% due 12/15/14	754,800
556,169		9.125% due 12/15/14(b)	208,563
1,965,000		Senior Subordinated Notes, 10.125% due 12/15/16	677,925
		Sensata Technologies BV:
520,000		Senior Notes, 8,000% due 5/1/14	258,050
1,000,000	EUR	Senior Subordinated Notes, 9.000% due 5/1/16	497,941
1,500,000		STATS ChipPAC Ltd., Senior Notes, 7.500% due 7/19/10	1,488,750
		Total Semiconductors & Semiconductor Equipment	3,886,029
		Software — 0.1%
690,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	536,475
		TOTAL INFORMATION TECHNOLOGY	7,637,279
MATERIALS — 10.5%
		Chemicals — 0.8%
1,650,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17(a)	1,720,125

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Chemicals — 0.8% continued
1,500,000	EUR	Cognis GmbH, Senior Secured Bonds, 3.277% due 9/15/13(a)(c)	$1,662,141
5,460,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16(d)(e)	573,300
595,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	571,200
450,000	EUR	Rhodia SA, Senior Notes, 4.185% due 10/15/13(a)(c)	459,193
230,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	202,400
		Total Chemicals	5,188,359
		Containers & Packaging — 1.2%
605,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17(a)	636,453
395,000	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15(b)	268,713
875,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	877,187
2,000,000	EUR	Clondalkin Acquisition BV, Senior Secured Bonds, 3.277% due 12/15/13(a)(c)	2,033,843
		Graham Packaging Co. Inc.:
705,000		Senior Notes, 8.500% due 10/15/12	683,850
370,000		Senior Subordinated Notes, 9.875% due 10/15/14	345,950
1,000,000	EUR	Impress Holdings BV, Senior Bonds, 4.560% due 9/15/13(a)(c)	1,234,332
2,150,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(d)(e)(f)	0
		Solo Cup Co.:
685,000		Senior Secured Notes, 10.500% due 11/1/13(a)	690,138
1,790,000		Senior Subordinated Notes, 8.500% due 2/15/14	1,476,750
		Total Containers & Packaging	8,247,216
		Metals & Mining — 5.0%
2,000,000		CII Carbon LLC, Senior Subordinated Notes, 11.125% due 11/15/15(a)	1,452,500
5,840,000		Evraz Group SA, Notes, 8.875% due 4/24/13(a)	4,978,606
2,285,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,887,981
6,220,759		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15(b)(c)	3,460,297
4,295,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,285,675
2,115,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	2,354,746
5,048,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	4,139,360
		Teck Resources Ltd., Senior Secured Notes:
940,000		9.750% due 5/15/14(a)	973,836
690,000		10.250% due 5/15/16(a)	723,663
1,380,000		10.750% due 5/15/19(a)	1,485,786
5,235,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	4,983,746
		Vedanta Resources PLC, Senior Notes:
3,080,000		8.750% due 1/15/14(a)	2,818,200

See Notes to Financial Statements.

16	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Metals & Mining — 5.0% continued
175,000		8.750% due 1/15/14(a)	$160,125
		Total Metals & Mining	32,704,521
		Paper & Forest Products — 3.5%
6,710,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(d)	6,206,750
		Appleton Papers Inc.:
235,000		Senior Notes, 8.125% due 6/15/11(e)	153,925
6,630,000		Senior Subordinated Notes, 9.750% due 6/15/14(e)	2,287,350
2,825,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	2,754,375
2,000,000	EUR	Lecta SA, Senior Secured Notes, 3.906% due 2/15/14(a)(c)	1,669,154
2,800,000	EUR	M-real Oyj, Senior Notes, 6.152% due 12/15/10(c)	2,317,178
		NewPage Corp., Senior Secured Notes:
4,245,000		7.278% due 5/1/12(c)	2,101,275
815,000		10.000% due 5/1/12	395,275
2,764,973		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13(b)(c)	331,797
2,224,000		Sino-Forest Corp., Senior Notes, 9.125% due 8/17/11(a)	2,251,800
1,400,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,008,000
1,595,000		Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14(a)	1,467,400
		Total Paper & Forest Products	22,944,279
		TOTAL MATERIALS	69,084,375
TELECOMMUNICATION SERVICES — 9.6%
		Diversified Telecommunication Services — 6.0%
5,190,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17(a)	4,177,950
1,020,000		CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17(a)	999,600
870,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	543,750
878,000		City Telecom (HK) Ltd., Senior Notes, 8.750% due 2/1/15	794,590
1,550,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(d)(e)	155
3,100,000	EUR	Hellas II, Subordinated Notes, 7.435% due 1/15/15(a)(c)	1,130,536
600,000	EUR	Hellas Telecommunications Luxembourg III, Senior Secured Notes, 8.500% due 10/15/13(a)	454,459
		Indosat Finance Co. BV, Senior Bonds:
310,000		7.750% due 11/5/10(a)	315,326
1,000,000		7.125% due 6/22/12(a)	992,301
1,650,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,691,250
2,430,000		Intelsat Corp., Senior Notes, 9.250% due 8/15/14(a)	2,363,175
8,550,000		Intelsat Intermediate Holding Co. Ltd., Senior Discount Notes, step bond to yield 11.533% due 2/1/15	7,695,000

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Diversified Telecommunication Services — 6.0% continued
140,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16(a)	$141,400
	Level 3 Financing Inc., Senior Notes:
2,840,000	12.250% due 3/15/13	2,712,200
2,605,000	9.250% due 11/1/14	2,149,125
1,875,000	5.474% due 2/15/15(c)	1,284,375
4,775,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	4,631,750
505,000	Qwest Corp., Senior Notes, 8.375% due 5/1/16(a)	489,850
1,300,000	Sri Lanka Telecom Ltd., Notes, 6.875% due 11/30/09(f)	1,274,000
3,080,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13(a)	2,871,626
760,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	763,800
1,640,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,578,500
1,691,986	World Access Inc., Senior Notes, 13.250% due 1/15/08(d)(e)(f)	11,844
	Total Diversified Telecommunication Services	39,066,562
	Wireless Telecommunication Services — 3.6%
2,320,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	2,767,862
880,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	851,400
	MetroPCS Wireless Inc., Senior Notes:
385,000	9.250% due 11/1/14(a)	383,075
320,000	9.250% due 11/1/14	319,600
	Sprint Capital Corp., Senior Notes:
2,490,000	7.625% due 1/30/11	2,474,437
3,180,000	8.375% due 3/15/12	3,148,200
760,000	6.875% due 11/15/28	543,400
7,435,000	8.750% due 3/15/32	6,022,350
	True Move Co., Ltd.:
2,310,000	10.750% due 12/16/13(a)	1,778,700
7,320,000	Notes, 10.750% due 12/16/13(a)	5,636,400
	Total Wireless Telecommunication Services	23,925,424
	TOTAL TELECOMMUNICATION SERVICES	62,991,986
UTILITIES — 7.2%
	Electric Utilities — 0.7%
2,150,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	2,230,625
4,499,625	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16(b)	2,092,326
	Total Electric Utilities	4,322,951

See Notes to Financial Statements.

18	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Gas Utilities — 0.3%
737,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$681,725
1,254,000	Xinao Gas Holdings Ltd., Senior Bonds, 7.375% due 8/5/12	1,244,646
	Total Gas Utilities	1,926,371
	Independent Power Producers & Energy Traders — 6.2%
	AES Corp., Senior Notes:
1,305,000	9.375% due 9/15/10	1,324,575
2,950,000	9.750% due 4/15/16(a)	3,001,625
2,585,000	8.000% due 10/15/17	2,416,975
	Dynegy Holdings Inc., Senior Notes:
135,000	7.500% due 6/1/15	113,231
6,785,000	7.750% due 6/1/19	5,317,744
	Edison Mission Energy, Senior Notes:
2,365,000	7.500% due 6/15/13	2,128,500
1,015,000	7.750% due 6/15/16	832,300
1,670,000	7.200% due 5/15/19	1,252,500
2,025,000	7.625% due 5/15/27	1,306,125
25,437,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(b)	15,643,755
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
965,196	9.125% due 6/30/17	957,957
701,492	10.060% due 12/30/28	674,309
2,245,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,166,425
	NRG Energy Inc., Senior Notes:
2,830,000	7.375% due 2/1/16	2,684,962
205,000	8.500% due 6/15/19	199,619
1,130,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	1,017,000
	Total Independent Power Producers & Energy Traders	41,037,602
	TOTAL UTILITIES	47,286,924
	TOTAL CORPORATE BONDS & NOTES (Cost — $683,366,492)	581,151,164
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
	Diversified Financial Services — 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(d)(e)(f) (Cost — $3,259,470)	0
COLLATERALIZED SENIOR LOANS — 3.4%
CONSUMER DISCRETIONARY — 1.3%
	Auto Components — 0.5%
3,847,864	Allison Transmission Inc., Term Loan B, 5.220% due 8/7/14(a)(c)	3,069,360

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

		Automobiles — 0.2%
1,993,684		Ford Motor Co., Term Loan, 8.466% due 11/29/13(a)(c)	$1,449,907
		Media — 0.5%
968,305		Idearc Inc., Term Loan B, 3.220% due 11/1/14(a)(c)	418,100
1,000,000		Kabel Deutschland GmbH, Term Loan, 8.250% due 11/19/14(a)(b)	807,000
1,500,000	GBP	Virgin Media Inc., Term Loan B1, 3.625% due 9/30/12(c)	2,222,610
		Total Media	3,447,710
		Specialty Retail — 0.1%
250,000		Michaels Stores Inc., Term Loan B, 2.676% due 10/31/13(a)(c)	199,167
		Textiles, Apparel & Luxury Goods — 0.0%
2,617,546		Simmons Co., Term Loan, 8.345% due 2/15/12(a)(c)	78,526
		TOTAL CONSUMER DISCRETIONARY	8,244,670
ENERGY — 0.6%
		Energy Equipment & Services — 0.5%
4,062,435		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(a)(c)(e)	2,904,641
		Oil, Gas & Consumable Fuels — 0.1%
3,000,000		Stallion Oilfield Services, Term Loan, 7.507% due 7/31/12(a)(c)	922,500
		TOTAL ENERGY	3,827,141
INDUSTRIALS — 0.4%
		Aerospace & Defense — 0.1%
1,250,000		Hawker Beechcraft, Term Loan B, 7.400% due 3/26/14(a)	858,594
		Airlines — 0.2%
1,800,000		United Airlines Inc., Term Loan B, 2.331% due 1/12/14(a)(c)	1,065,750
		Commercial Services & Supplies — 0.0%
500,000		Rental Services Corp., Term Loan, 4.482% due 12/1/13(a)(c)	385,000
		Trading Companies & Distributors — 0.1%
2,500,449		Penhall International Corp., Term Loan, 10.600% due 4/1/12(a)(c)	625,112
		TOTAL INDUSTRIALS	2,934,456
INFORMATION TECHNOLOGY — 0.6%
		Internet Software & Services — 0.3%
		Eircom:
985,223	EUR	Term Loan, 6.000% due 9/30/15(c)	1,109,378
984,827	EUR	Term Loan B, 3.023% due 9/30/14(c)	1,108,932
		Total Internet Software & Services	2,218,310
		Semiconductors & Semiconductor Equipment — 0.3%
1,492,335	EUR	Sensata Technologies BV, Euro Term Loan, 4.130% due 4/27/13(a)(c)	1,585,617
		TOTAL INFORMATION TECHNOLOGY	3,803,927

See Notes to Financial Statements.

20	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

MATERIALS — 0.0%
		Paper & Forest Products — 0.0%
1,177,797		Verso Paper Holdings LLC, Term Loan, 11.771% due 2/1/13(a)(c)	$265,004
TELECOMMUNICATION SERVICES — 0.5%
		Diversified Telecommunication Services — 0.5%
1,896,904		Wind Acquisition Finance SA, Term Loan, 8.393% due 12/21/11(a)(c)	1,890,976
1,000,000	EUR	Wind EUR, Term Loan, 8.000% due 11/26/14(c)	1,338,217
		TOTAL TELECOMMUNICATION SERVICES	3,229,193
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $28,865,607)	22,304,391
CONVERTIBLE BONDS & NOTES — 0.9%
CONSUMER DISCRETIONARY — 0.6%
		Media — 0.6%
5,280,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	4,118,400
INDUSTRIALS — 0.3%
		Marine — 0.3%
2,360,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	1,666,750
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,078,815)	5,785,150
SOVEREIGN BONDS — 4.2%
		Brazil — 1.5%
		Brazil Nota do Tesouro Nacional:
8,178,000	BRL	10.000% due 7/1/10	3,987,236
12,757,000	BRL	10.000% due 1/1/12	6,018,930
		Total Brazil	10,006,166
		Colombia — 0.3%
1,630,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	1,748,175
		Indonesia — 0.3%
		Republic of Indonesia:
7,064,000,000	IDR	11.000% due 9/15/25	643,279
14,826,000,000	IDR	10.250% due 7/15/27	1,249,072
		Total Indonesia	1,892,351
		Russia — 0.5%
3,251,520		Russian Federation, 7.500% due 3/31/30(a)	3,233,637
		United Arab Emirates — 0.3%
1,940,000		MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14(a)	1,951,743
		Venezuela — 1.3%
14,656,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16(a)	8,463,840
		TOTAL SOVEREIGN BONDS (Cost — $26,182,040)	27,295,912

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	21

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
5,974	Buffets Restaurant Holdings(f)*	$5,377
	Household Durables — 0.0%
18,861	Mattress Holding Corp.(e)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	5,377
INDUSTRIALS — 0.0%
	Machinery — 0.0%
20	Glasstech Inc.(e)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
	Computers & Peripherals — 0.0%
40,557	Axiohm Transaction Solutions Inc.(e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
10,212	World Access Inc.(e)*	16
	TOTAL COMMON STOCKS (Cost — $3,393,648)	5,393
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
	Diversified Financial Services — 0.6%
4,630	Bank of America Corp., 7.250% (Cost — $4,641,392)	3,870,819
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
2,000,000	Pillowtex Corp., 9.000% due 12/15/49(e)(f)* (Cost — $0)	0
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
9,048	CMP Susquehanna Radio Holdings Corp.(a)(c)(f)*	3,845
9	ION Media Networks Inc., Series B, 12.000%(e)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	3,845
FINANCIALS — 0.1%
	Consumer Finance — 0.1%
2,300	Preferred Blocker Inc., 7.000%(a)	989,288
INDUSTRIALS — 0.0%
	Machinery — 0.0%
22	Glasstech Inc.(e)(f)*	0
	TOTAL PREFERRED STOCKS (Cost — $797,542)	993,133

See Notes to Financial Statements.

22	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
WARRANTS	SECURITY	VALUE

WARRANTS — 0.0%
2,639	Buffets Restaurant Holdings, Expires 4/28/14(e)(f)*	$0
10,340	CNB Capital Trust, Expires 3/23/19(a)(f)*	284
1,250	Leap Wireless International Inc., Expires 4/15/10(e)(f)*	0
1	Turbo Beta Ltd., Expires 11/1/14(f)*	0
	TOTAL WARRANTS (Cost — $284)	284
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $755,585,290)	641,406,246
FACE AMOUNT
SHORT-TERM INVESTMENTS — 2.3%
	U.S. Government Obligation — 1.5%
$10,000,000	U.S. Treasury Bills, 0.270% due 11/12/09 (h) (Cost — $9,990,080)	9,991,440
	Repurchase Agreement — 0.8%
5,294,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity — $5,294,004; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market value — $5,443,622) (Cost — $5,294,000)	5,294,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,284,080)	15,285,440
	TOTAL INVESTMENTS — 100.0% (Cost — $770,869,370#)	656,691,686
	Liabilities in Excess of Other Assets — 0.0%	(224,837)
	TOTAL NET ASSETS — 100.0%	$656,466,849

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound
GMAC	—General Motors Acceptance Corp.
IDR	—Indonesian Rupiah
OJSC	—Open Joint Stock Company

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

June 30, 2009

ASSETS:
Investments, at value (Cost — $770,869,370)	$656,691,686
Foreign currency, at value (Cost — $2,487)	6,498
Cash	715,166
Dividends and interest receivable	14,707,078
Receivable for securities sold	4,715,549
Receivable for Fund shares sold	1,019,012
Unrealized appreciation of forward foreign currency contracts	113,269
Prepaid expenses	35,197
Total Assets	678,003,455
LIABILITIES:
Payable for securities purchased	13,784,958
Payable for Fund shares repurchased	2,936,196
Unrealized depreciation of forward foreign currency contracts	2,531,113
Distributions payable	1,015,696
Investment management fee payable	433,633
Distribution fees payable	159,098
Trustees’ fees payable	2,190
Accrued expenses	673,722
Total Liabilities	21,536,606
TOTAL NET ASSETS	$656,466,849
NET ASSETS:
Par value (Note 7)	$1,119
Paid-in capital in excess of par value	985,058,264
Overdistributed net investment income	(1,062,097)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(211,044,691)
Net unrealized depreciation on investments and foreign currencies	(116,485,746)
TOTAL NET ASSETS	$656,466,849
Shares Outstanding:
Class A	83,656,942
Class B	4,706,979
Class C	11,225,091
Class I	12,261,547
Net Asset Value:
Class A (and redemption price)	$5.86
Class B*	$5.89
Class C*	$5.92
Class I (and redemption price)	$5.86
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.12

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:
Interest	$38,938,511
Dividends	230,260
Less: Foreign taxes withheld	(14,746)
Total Investment Income	39,154,025
EXPENSES:
Investment management fee (Note 2)	2,173,665
Distribution fees (Notes 2 and 5)	809,978
Transfer agent fees (Note 5)	294,761
Shareholder reports (Note 5)	31,294
Custody fees	27,525
Registration fees	26,936
Legal fees	24,991
Audit and tax	20,381
Insurance	6,125
Trustees’ fees	3,428
Miscellaneous expenses	954
Total Expenses	3,420,038
NET INVESTMENT INCOME	35,733,987
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):
Net Realized Loss From:
Investment transactions	(74,278,806)
Swap contracts	(485,231)
Foreign currency transactions	(762,915)
Net Realized Loss	(75,526,952)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	179,052,799
Swap contracts	186,311
Foreign currencies	(16,292)
Change in Net Unrealized Appreciation/Depreciation	179,222,818
NET GAIN ON INVESTMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	103,695,866
INCREASE IN NET ASSETS FROM OPERATIONS	$139,429,853

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	25

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:
Net investment income	$35,733,987	$68,508,664
Net realized loss	(75,526,952)	(70,980,386)
Change in net unrealized appreciation/depreciation	179,222,818	(229,781,569)
Increase (Decrease) in Net Assets From Operations	139,429,853	(232,253,291)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(37,698,677)	(69,694,298)
Decrease in Net Assets From Distributions to Shareholders	(37,698,677)	(69,694,298)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	183,894,635	107,284,614
Reinvestment of distributions	32,285,291	56,510,117
Cost of shares repurchased	(129,185,938)	(280,857,798)
Increase (Decrease) in Net Assets From Fund Share Transactions	86,993,988	(117,063,067)
INCREASE (DECREASE) IN NET ASSETS	188,725,164	(419,010,656)
NET ASSETS:
Beginning of period	467,741,685	886,752,341
End of period*	$656,466,849	$467,741,685
* Includes (overdistributed) and undistributed net investment income, respectively, of:	$(1,062,097)	$902,593

See Notes to Financial Statements.

26	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.90	$7.92	$8.54	$8.36	$8.59	$8.29
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.34	0.67	0.61	0.58	0.56	0.58
Net realized and unrealized gain (loss)	0.98	(3.01)	(0.61)	0.21	(0.22)	0.29
Total income (loss) from operations	1.32	(2.34)	—	0.79	0.34	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.68)	(0.62)	(0.61)	(0.57)	(0.57)
Total distributions	(0.36)	(0.68)	(0.62)	(0.61)	(0.57)	(0.57)
NET ASSET VALUE, END OF PERIOD	$5.86	$4.90	$7.92	$8.54	$8.36	$8.59
Total return[4]	28.10%	(31.37)%	(0.08)%	9.90%	4.08%	10.97%
NET ASSETS, END OF PERIOD (000s)	$490,480	$317,370	$594,940	$701,540	$693,116	$1,535,433
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.23%[5]	1.29%	1.34%	1.21%[6]	1.19%	1.20%
Net expenses	1.23 [5]	1.29 [7]	1.34 [7]	1.21 [6,8]	1.19	1.20
Net investment income	13.13 [5]	9.67	7.27	7.01	6.59	7.02
PORTFOLIO TURNOVER RATE	37%	52%	64%	76%	64%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	27

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.92	$7.99	$8.59	$8.40	$8.65	$8.34
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.65	0.59	0.53	0.49	0.52
Net realized and unrealized gain (loss)	0.99	(3.03)	(0.61)	0.21	(0.24)	0.30
Total income (loss) from operations	1.32	(2.38)	(0.02)	0.74	0.25	0.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.69)	(0.58)	(0.55)	(0.50)	(0.51)
Total distributions	(0.35)	(0.69)	(0.58)	(0.55)	(0.50)	(0.51)
NET ASSET VALUE, END OF PERIOD	$5.89	$4.92	$7.99	$8.59	$8.40	$8.65
Total return[4]	27.93%	(31.64)%	(0.37)%	9.17%	3.04%	10.22%
NET ASSETS, END OF PERIOD (000s)	$27,719	$27,105	$65,425	$98,450	$135,186	$187,303
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.73%[5]	1.70%	1.64%	1.99%[6]	2.02%	1.98%
Net expenses	1.73 [5]	1.70 [7]	1.64 [7]	1.99 [6,8]	2.02	1.98
Net investment income	12.85 [5]	9.18	6.94	6.25	5.81	6.25
PORTFOLIO TURNOVER RATE	37%	52%	64%	76%	64%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.98%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.95	$8.00	$8.63	$8.44	$8.68	$8.38
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.34	0.65	0.59	0.55	0.52	0.55
Net realized and unrealized gain (loss)	0.98	(3.04)	(0.62)	0.22	(0.23)	0.29
Total income (loss) from operations	1.32	(2.39)	(0.03)	0.77	0.29	0.84
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.66)	(0.60)	(0.58)	(0.53)	(0.54)
Total distributions	(0.35)	(0.66)	(0.60)	(0.58)	(0.53)	(0.54)
NET ASSET VALUE, END OF PERIOD	$5.92	$4.95	$8.00	$8.63	$8.44	$8.68
Total return[4]	27.83%	(31.62)%	(0.48)%	9.46%	3.44%	10.42%
NET ASSETS, END OF PERIOD (000s)	$66,476	$58,041	$122,595	$177,338	$235,117	$292,918
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.68%[5]	1.67%	1.69%	1.71%[6]	1.73%	1.70%
Net expenses	1.68 [5]	1.67 [7]	1.69 [7]	1.71 [6,8]	1.73	1.70
Net investment income	12.86 [5]	9.26	6.89	6.53	6.10	6.52
PORTFOLIO TURNOVER RATE	37%	52%	64%	76%	64%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.69%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	29

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.90	$7.91	$8.53	$8.35	$8.59	$8.29
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.35	0.70	0.64	0.61	0.59	0.61
Net realized and unrealized gain (loss)	0.98	(3.00)	(0.60)	0.21	(0.23)	0.29
Total income (loss) from operations	1.33	(2.30)	0.04	0.82	0.36	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.71)	(0.66)	(0.64)	(0.60)	(0.60)
Total distributions	(0.37)	(0.71)	(0.66)	(0.64)	(0.60)	(0.60)
NET ASSET VALUE, END OF PERIOD	$5.86	$4.90	$7.91	$8.53	$8.35	$8.59
Total return[4]	28.35%	(30.98)%	0.39%	10.29%	4.33%	11.39%
NET ASSETS, END OF PERIOD (000s)	$71,792	$65,226	$103,792	$215,963	$101,886	$117,197
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.85%[5]	0.86%	0.86%	0.86%[6]	0.83%	0.84%
Net expenses	0.85 [5]	0.86 [7]	0.86 [7]	0.85 [6,8]	0.83	0.84
Net investment income	13.67 [5]	10.19	7.63	7.35	6.97	7.37
PORTFOLIO TURNOVER RATE	37%	52%	64%	76%	64%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.84%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:
Corporate bonds & notes	—	$577,733,645	$3,417,519	$581,151,164
Asset-backed securities	—	—	0	0
Collateralized senior loans	—	22,304,391	—	22,304,391
Convertible bonds & notes	—	5,785,150	—	5,785,150
Sovereign bonds	—	27,295,912	—	27,295,912
Common stocks	$16	—	5,377	5,393
Convertible preferred stocks	3,870,819	—	—	3,870,819
Escrowed shares	—	—	0	0
Preferred stocks	—	989,288	3,845	993,133
Warrants	—	—	284	284
Total long-term investments	3,870,835	634,108,386	3,427,025	641,406,246
Short-term investments:
U.S. government obligation	—	9,991,440	—	9,991,440
Repurchase agreement	—	5,294,000	—	5,294,000
Total short-term investments	—	15,285,440	—	15,285,440
Total investments	3,870,835	649,393,826	3,427,025	656,691,686
Other financial instruments:
Forward foreign currency contracts	—	(2,417,844)	—	(2,417,844)
Total	$3,870,835	$646,975,982	$3,427,025	$654,273,842

32	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2008	$1,009,081	$0	$9	—	—	$1,009,090
Accrued premiums/discounts	19,977	—	—	—	—	19,977
Realized gain/(loss)[1]	(9,137,203)	—	(5,150,209)	$(9,241)	$(9,954)	(14,306,607)
Change in unrealized appreciation (depreciation)[2]	9,134,453	—	1,944,014	9,241	9,954	11,097,662
Net purchases (sales)	3,372,832	—	3,211,563	3,845	284	6,588,524
Transfers in and/or out of Level 3	(981,621)	—	—	—	—	(981,621)
Balance as of June 30, 2009	$3,417,519	$0	$5,377	$3,845	$284	$3,427,025
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009[2]	$(10,117,205)	$(3,293,488)	$(3,206,340)	$(103,500)	—	$(16,720,533)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining

34	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt of payment on the Statement of Operations.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities

36	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(j) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(l) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

38	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2009, LMIS and its affiliates received sales charges of approximately $13,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$2,000	$6,000	$1,000

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$267,255,067
Sales	190,357,723

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,605,035
Gross unrealized depreciation	(151,782,719)
Net unrealized depreciation	$(114,177,684)

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

At June 30, 2009, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	700,000	$981,828	8/19/09	$11,313
Contracts to Sell:
British Pound	1,170,000	$1,924,015	8/19/09	$(218,471)
Euro	14,000,000	19,636,565	8/19/09	(1,415,705)
Euro	2,500,000	3,506,529	8/19/09	(255,480)
Euro	6,000,000	8,415,671	8/19/09	(607,211)
Euro	1,000,000	1,402,612	8/19/09	9,488
Euro	4,540,000	6,367,857	8/19/09	89,748
Euro	2,305,874	3,234,246	8/19/09	(34,246)
Euro	460,000	645,201	8/19/09	2,720
				(2,429,157)
Net unrealized loss on open forward foreign currency contracts				$(2,417,844)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

ASSET DERIVATIVES
	FOREIGN EXCHANGE CONTRACTS RISK[1]	OTHER CONTRACTS RISK[1]	TOTAL
Forward foreign currency contracts	$113,269	—	$113,269

[1]	Balance sheet location: Receivables

LIABILITY DERIVATIVES
	FOREIGN EXCHANGE CONTRACTS RISK[1]	OTHER CONTRACTS RISK[1]	TOTAL
Forward foreign currency contracts	$(2,531,113)	—	$(2,531,113)

[1]	Balance sheet location: Payables

40	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Swap contracts	—	$(485,231)	—	$(485,231)
Forward foreign currency contracts	$(576,125)	—	—	(576,125)
Total	$(576,125)	$(485,231)	—	$(1,061,356)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Swap contracts	—	$186,311	—	$186,311
Forward foreign currency contracts	$(430,588)	—	—	(430,588)
Total	$(430,588)	$186,311	—	$(244,277)

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$486,998	$262,122	$16,199
Class B	98,587	13,197	5,316
Class C	224,393	17,990	8,572
Class I	—	1,452	1,207
Total	$809,978	$294,761	$31,294

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008
Net Investment Income:
Class A	$26,969,735	$46,915,565
Class B	1,784,885	4,584,173
Class C	4,066,302	9,000,949
Class I	4,877,755	9,193,611
Total	$37,698,677	$69,694,298

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	33,396,299	$172,297,647	12,392,946	$82,770,776
Shares issued on reinvestment	4,371,911	22,977,190	6,182,592	40,485,720
Shares repurchased	(18,857,284)	(95,690,650)	(28,958,717)	(197,582,860)
Net increase (decrease)	18,910,926	$99,584,187	(10,383,179)	$(74,326,364)
Class B
Shares sold	350,260	$1,847,289	242,611	$1,531,973
Shares issued on reinvestment	242,330	1,269,398	372,742	2,380,473
Shares repurchased	(1,390,428)	(7,217,343)	(3,298,706)	(22,799,290)
Net decrease	(797,838)	$(4,100,656)	(2,683,353)	$(18,886,844)
Class C
Shares sold	791,291	$4,186,050	813,353	$5,591,915
Shares issued on reinvestment	607,450	3,205,795	851,201	5,436,122
Shares repurchased	(1,894,880)	(9,928,920)	(5,267,549)	(34,924,494)
Net decrease	(496,139)	$(2,537,075)	(3,602,995)	$(23,896,457)
Class I
Shares sold	1,087,163	$5,563,649	2,639,108	$17,389,950
Shares issued on reinvestment	925,226	4,832,908	1,275,682	8,207,802
Shares repurchased	(3,073,911)	(16,349,025)	(3,714,606)	(25,551,154)
Net increase (decrease)	(1,061,522)	$(5,952,468)	200,184	$46,598

42	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

8. Capital loss carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of approximately $110,974,409, of which $15,882,990 expires in 2009, $35,027,245 expires in 2010 and $60,064,174 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	43

Notes to financial statements (unaudited) continued

Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant

44	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	45

Notes to financial statements (unaudited) continued

funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised

46	Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report

in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Global High Yield Bond Fund 2009 Semi-Annual Report	47

Legg Mason Partners Global High Yield Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd. in Singapore

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009 based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/09 SR09-880

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: September 3, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: September 3, 2009